SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted during the year	2,148,146	1,390,225	1,390,225
Weighted average grant date fair value of stock options granted during the year (CDN$)	1.21	$ 1.92	1.92
Risk-free interest rate	1.45%	1.35%	1.35%
Dividend yield	0.00%	0.00%	0.00%
Expected life of the options	4 years 3 months	4 years 3 months	4 years 3 months
Expected volatility of the underlying stock	58.81%	68.29%	68.29%